      As filed with the U.S. Securities and Exchange Commission on April 2, 2004
                                                              File No. 033-69798
                                                               File No. 811-8058

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]

         Pre-Effective Amendment No. __                            [ ]

         Post-Effective Amendment No. 14                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
         Amendment No. 16                                          [X]

                        (Check appropriate box or boxes.)

                         THE NOAH INVESTMENT GROUP, INC.
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  975 Delchester Road, Newtown Square, PA 19073
                  ---------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (610) 651-0460
        -----------------------------------------------------------------

                         William L. Van Alen, Jr., Esq.
                  975 Delchester Road, Newtown Square, PA 19073
                  ---------------------------------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:

                          Mr. Merrill R. Steiner, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                     PART A

Part A, the definitive  Prospectus  dated March 1, 2004, has been filed pursuant to Rule 497(c) of the Securities Act of 1933, as amended [File No. 33-69798], on
March 8, 2004, and is herein incorporated by reference.

                         The Noah Investment Group, Inc.

                            Supplement to Prospectus
                               Dated March 1, 2004

                  The Date of This Supplement is April 1, 2004

The Board of Directors of The Noah  Investment  Group,  Inc. (the "Company") has
approved a change in the  investment  policies and  strategies  of the NOAH FUND
Large-Cap Growth  Portfolio (the "Fund") and a corresponding  change in the name of the Fund to be effective on June 1, 2004. Effective on that date, the name of the Fund will be changed to the NOAH FUND Equity  Portfolio  and the  investment policies and  strategies  will be as described in the  following  changes to the
Prospectus  of the Company  with  respect to the Fund,  dated March 1, 2004 (the
"Prospectus"):

Every reference in the Prospectus to the NOAH FUND Large-Cap Growth Portfolio is
hereby changed to reference the NOAH FUND Equity Portfolio.

The second bullet point in the section entitled "The Fund's Principal Investment
Strategies"  on page 3 of the  Prospectus  is  deleted  and  replaced  with  the following:

     o    normally  investing  at least 80% of the Fund's  net assets  (plus any borrowings  for  investment  purposes) in a  diversified  portfolio of common stocks and other equity  securities of companies  with any size of market capitalizations;

The  second  paragraph  in  the  section  entitled  "INVESTMENT  OBJECTIVES  AND
PRINCIPAL  INVESTMENT  STRATEGIES"  on page 6 of the  Prospectus  is deleted and replaced with the following:

The Fund seeks to realize capital  appreciation  by normally  investing at least
80% of its net  assets  (plus  any  borrowings  for  investment  purposes)  in a diversified  portfolio of common stocks and other equity securities of companies
with  any  size  of  market  capitalizations.   The  equity  securities  include
securities  convertible  into common stock and  securities  having  common stock characteristics,  such as rights and  warrants to purchase  common  stocks,  and similar  equity  interests,  such as  trusts  or  partnership  interests.  These investments  may or may not carry  voting  rights.  If the Fund changes this 80%
policy,  the Fund will  notify  shareholders  at least 60 days in advance of the change,  and will  change the name of the Fund.  Be aware that,  when  selecting companies  for the fund,  no company  can be  included  in the Fund's  portfolio unless it satisfies the Fund's moral  criteria.  Subject to those  restrictions, the Sub-Advisor will choose companies with various market  capitalizations that, in the Sub-Advisor's opinion, are advantageously  positioned to achieve superior long-term asset value and earnings growth. The Fund will invest a portion of its assets in large capitalization companies ($6 billion or more) for one or more of the following reasons:

     1.   Large  capitalization  companies  typically are able to better realize the results of company research and new product development;

     2.   Large  capitalization  companies typically are better able to dedicate more of their resources to capital spending and market expansion; and

     3.   Large  capitalization  companies  typically have greater resources and more management depth to allow these companies to achieve  significant presence in their chosen markets.

The small to medium capitalization  companies considered attractive for the Fund will have one or more of the following characteristics:

     1.   Stocks  will most often have  yields  distinctly  above the average of companies with similar capitalizations;

     2.   The market  prices of the stocks will be  undervalued  relative to the normal earning power of the companies;

     3.   Stock  prices  will be lower  relative to the  intrinsic  value of the companies' assets; and

     4.   Stock  will be of high  quality,  in the  Sub-Advisor's  judgment,  as
          evaluated  by  the  companies'  balance  sheets,   income  statements,
          franchises and product competitiveness.

The  following  statement of risk is added to the end of the section  "PRINCIPAL
RISKS," which begins on page 6 of the Prospectus and carries over to page 7:

Small Capitalization  Company Risk. Small capitalization  companies may not have the size,  resources or other assets of large  capitalization  companies.  Small capitalization companies may be subject to greater economic and market risks and fluctuations in value than large capitalization  companies and the values of the securities of small  capitalization  companies may not  correspond to changes in value of the stock market in general.

                                     PART B

Part B, the definitive Statement of Additional  Information dated March 1, 2004, has been filed pursuant to Rule 497(c) of the Securities Act of 1933, as amended
[File No. 33-69798] on March 8, 2004, and is hereby incorporated by reference.

                         The Noah Investment Group, Inc.

                Supplement to Statement of Additional Information
                               Dated March 1, 2004

                  The Date of This Supplement is April 1, 2004

The Board of Directors of The Noah  Investment  Group,  Inc. (the "Company") has
approved a change in the  investment  policies and  strategies  of the NOAH FUND
Large-Cap Growth  Portfolio (the "Fund") and a corresponding  change in the name of the Fund to be effective on June 1, 2004. Effective on that date, the name of the Fund will be changed to the NOAH FUND Equity  Portfolio  and the  investment policies and  strategies  will be changed as described in the  Supplement  dated
April 1, 2004 to the  Prospectus of the Company with respect to the Fund,  dated
March 1, 2004.

Effective  on June 1, 2004,  the  Statement  of  Additional  Information  of the
Company  with respect to the Fund,  dated March 1, 2004,  is amended as follows:
every reference to the NOAH FUND Large-Cap Growth Portfolio is hereby changed to reference the NOAH FUND Equity Portfolio.

                                     PART C

Item 23.

Exhibit No.                         Description of Exhibit
----------------------------------------------------------

(a)  Articles of Amendment and Restatement of Charter (See Note 1)

     (a)(1) Articles of Amendment (See Note 1)

     (a)(2) Articles Supplementary filed on October 15, 2001 (See Note 7)

     (a)(3) Articles of Amendment filed on August 16, 2002 (See Note 7)

     (a)(4) Articles Supplementary filed on August 16, 2002 (See Note 7)

(b)  Bylaws (See Note 1)

(c)  Instruments Defining Rights of Security Holders.

     See Article VII of the  Registrant's  Articles of Amendment and Restatement
     of Charter.

     See also,  Article II,  "Meetings  of  Stockholders,"  of the  Registrant's
     By-Laws.

(d)  Management  Agreement with Polestar  Management for the NOAH Fund (See Note
     1)

     (d)(1) Form of Amendment No. 1 to the  Management  Agreement  with Polestar
            Management for the NOAH Fund (See Note 6)

     (d)(2) Form of Amendment No. 2 to the  Management  Agreement  with Polestar
            Management for the NOAH Fund (See Note 6)

     (d)(3) Form of  Sub-Investment  Advisory  Agreement  with Geewax,  Terker &
           Company for the NOAH Fund (See Note 2)

(e)  Underwriting Agreement with Citco-Quaker Fund Distributors,  Inc. (See Note
     3)

(f)  Not Applicable.

(g)  Form of Custody Agreement (See Note 2)

(h)  Form of Mutual Fund  Services  Agreement  with Citco Mutual Fund  Services,
     Inc. (formerly, Citco-Quaker Fund Services, Inc.) (See Note 3)

(i)(1) Opinion of Counsel as to the legality of the securities being registered, including  their  consent to the filing  thereof and as to the use of their names in the Prospectus (See Note 1)

(i)(2) Opinion of Counsel regarding all series (See Note 5)

(j)  Consent of Sanville & Company,  CPAs, Inc.,  independent auditors (See Note
     7)

(k)  Not Applicable

(l)  Not Applicable

(m)  Plan of  Distribution  (Rule  12b-1)  for the NOAH  FUND  Large-Cap  Growth
     Portfolio (formerly, the NOAH Fund) (See Note 6)

(m)(1) Form of Amendment No. 1 to the Plan of Distribution  (Rule 12b-1) for the
       NOAH FUND (See Note 6)

(n)  Not Applicable

(o)  Reserved

(p)  Form of Code of Ethics for The Noah Investment Group, Inc. (See Note 3)

     (p)(1) Form of Code of Ethics for Polestar Management Company (See Note 3)

     (p)(2) Form of Code of Ethics for Geewax, Terker & Company (See Note 5)

Notes to Exhibits:

(1)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Pre-Effective  Amendment No. 2 to the Registrant's  Registration  Statement
     (Reg. No. 033-69798 ) filed on April 16, 1996, and  incorporated  herein by reference.

(2)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Post-Effective  Amendment No. 2 to the Registrant's  Registration Statement
     (Reg. No. 033-69798) filed on December 31, 1997.

(3)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Post-Effective  Amendment No. 8 to the Registrant's  Registration Statement
     (Reg. No. 033-69798) filed on March 1, 2002

(4)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Post-Effective  Amendment No. 9 to the Registrant's  Registration Statement
     (Reg. No. 033-69798) filed on May 28, 2002

(5)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Post-Effective Amendment No. 10 to the Registrant's  Registration Statement
     (Reg. No. 033-69798) filed on November 27, 2002

(6)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Post-Effective Amendment No. 12 to the Registrant's  Registration Statement
     (Reg. No. 033-69798) filed on March 4, 2003

(7)  Filed  with  the  Securities  and  Exchange  Commission  as an  Exhibit  to
     Post-Effective Amendment No. 13 to the Registrant's  Registration Statement
     (Reg. No. 033-69798) filed on March 2, 2004

(8)      Filed herewith

Item 24. Persons Controlled by or Under Common Control With Registrant
----------------------------------------------------------------------

Not Applicable.

Item 25. Indemnification
------------------------

(a)  General.  The  Articles  of  Amendment  and  Restatement  of  Charter  (the
     "Articles") of the Corporation provide that to the fullest extent permitted by  Maryland  and  federal  statutory  and  decisional  law,  as amended or interpreted, no director or officer of this Corporation shall be personally liable to the  Corporation  or the holders of Shares for money  damages for breach of fiduciary  duty as a director and each director and officer shall be indemnified by the Corporation;  provided,  however, that nothing herein shall be deemed to protect  any  director  or  officer  of the  Corporation against any liability to the  Corporation or the holders of Shares to which such director or officer would  otherwise be subject by reason of breach of the  director's  or  officer's  duty of loyalty to the  Corporation  or its stockholders,  for acts or  omissions  not in good faith or which  involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit.  The By-Laws of the  Corporation  provide  that  the  Corporation  shall  indemnify  any individual  who  is  a  present  or  former  director  or  officer  of  the
     Corporation  and  who,  by  reason  of his or her  position  was,  is or is threatened  to be made a party  to any  threatened,  pending  or  completed action,  suit or proceeding,  whether civil,  criminal,  administrative  or investigative  (hereinafter  collectively  referred  to as a  "Proceeding")
     against judgments,  penalties,  fines,  settlements and reasonable expenses actually  incurred  by such  director  or officer in  connection  with such
     Proceeding,  to the fullest extent that such  indemnification may be lawful under Maryland law.

(b)  Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its  shareholders  to which such director or officer would  otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard  of the duties  involved  in the  conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

The By-Laws provide that no indemnification of a director or officer may be made unless:  (1) there is a final  decision  on the  merits by a court or other body before  whom the  Proceeding  was  brought  that the  director  or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination,  based upon a review of the facts,  that the  director  or officer to be  indemnified  was not liable by reason of Disabling Conduct,  which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither  "interested  persons" of the Corporation as defined in Section 2(a)(19) of the Investment  Company Act of
1940, nor parties to the Proceeding;  or (ii) an independent  legal counsel in a written opinion.

(c)  Standard of Conduct.  Under Maryland law, the Corporation may not indemnify any director if it is proved that:  (1) the act or omission of the director was material to the cause of action  adjudicated  in the Proceeding and (i)
     was committed in bad faith or (ii) was the result of active and  deliberate dishonesty;  or (2) the  director  actually  received an improper  personal benefit;  or (3) in the case of a criminal  proceeding,  the  director  had reasonable  cause to believe  that the act or  omission  was  unlawful.  No indemnification  may be made under  Maryland  law unless  authorized  for a specific proceeding after a determination has been made, in accordance with
     Maryland law, that  indemnification  is  permissible  in the  circumstances because the requisite standard of conduct has been met.

(d)  Required Indemnification.  Maryland law requires that a director or officer who is  successful,  on the  merits or  otherwise,  in the  defense  of any
     Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding.  In addition,  under
     Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e)  Advance  Payment.  The By-Laws  provide  that the  Corporation  may pay any reasonable  expenses so incurred by any  director or officer in defending a
     Proceeding  in advance  of the final  disposition  thereof  to the  fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to  indemnification,  and only if one of the  following  conditions is met: (1) the director or officer to be indemnified  provides a security for his  undertaking;  (2) the Corporation shall be insured  against losses arising by reason of any lawful  advances;
     or (3) there is a  determination,  based on a review of  readily  available facts,  that there is reason to believe  that the director or officer to be
     indemnified   ultimately  will  be  entitled  to   indemnification,   which
     determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation,  as defined in Section
     2(a)(19)  of  the  Investment  Company  Act of  1940,  nor  parties  to the
     Proceeding; or (ii) an independent legal counsel in a written opinion.

(f)  Insurance.  The By-Laws  provide that, to the fullest  extent  permitted by
     Maryland law and Section 17(h) of the  Investment  Company Act of 1940, the
     Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation,  against any liability asserted against him or her and  incurred by him or her in and arising out of his or her  position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

Polestar Management Company serves as the investment adviser for the Registrant.
The business and other connections of Polestar  Management Company are set forth in the Uniform  Application for Investment Adviser  Registration ("Form ADV") of
Polestar Management Company as currently filed with the SEC (File No. 801-44955)
which is incorporated by reference herein.

Geewax,  Terker & Co.,  serves as the  sub-investment  adviser  to the NOAH FUND
Large-Cap Growth Portfolio. The business and other connections of Geewax, Terker
& Co. are set forth in the Form ADV of Geewax,  Terker & Co. as currently  filed with the SEC (File No. 801-16965) which is incorporated by reference herein.

Item 27. Principal Underwriter
------------------------------

(a)  Citco  Mutual  Fund  Distributors,   Inc.   (formerly,   Citco-Quaker  Fund
     Distributors, Inc.) ("CQFD") is underwriter and distributor for Registrant.
     As such,  CQFD  offers  shares  of the  Funds  only  upon  orders  received therefor.  The  Trust  continuously  offers  shares.  CQFD  also  serves as underwriter or distributor for the following investment companies which are not affiliated with  Registrant:  CRA Fund Advisors (CRA Funds),  HomeState
     Group (Emerald Funds), IPS Funds (IPS Funds), Henssler Funds Inc. (Henssler
     Funds),  Memorial  Funds  (Memorial  Funds),  Penn Street Fund,  Inc. (Penn
     Street Funds) and Quaker Investment Trust (Quaker Investment Trust).

(b)  Information relating to each director, officer or partner of CQFD:

                                      Positions and Offices with    Positions and Offices with
Name and Principal Business Address        Underwriter                    the Registrant
-----------------------------------        -----------                    --------------
Jeffry H. King, Sr.                    Shareholder, Director,                None
83 General Warren Blvd., Suite 200     Co-Chairman of the Board,
Malvern, PA  19355                     Secretary

Kevin J. Mailey                        Shareholder, Director                 None
83 General Warren Blvd., Suite 200
Malvern, PA  19355

John Lukan                             President and Chief                   None
83 General Warren Blvd., Suite 200     Executive Officer
Malvern, PA  19355

William Keunen                         Director                              None
83 General Warren Blvd., Suite 200
Malvern, PA  19355

Jay Peller                             Director                              None
83 General Warren Blvd., Suite 200
Malvern, PA  19355

(c)      Not Applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The books and records of the Fund, other than the accounting and transfer agency
(including  dividend  disbursing)  records,  are  maintained  by the Fund at 975
Delchester Road,  Newtown Square,  PA 19073. The Fund's  accounting and transfer agency  records are maintained at Citco Mutual Fund  Services,  Inc.  (formerly,
Citco-Quaker Fund Services,  Inc.), 83 General Warren Blvd., Suite 200, Malvern,
PA 19355.

Item 29. Management Services
----------------------------

There are no management  service  contracts not described in Part A or Part B of
Form N-1A.

Item 30. Undertakings
---------------------

Not Applicable

                                   SIGNATURES

     Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended
("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies  that it  meets  all of the  requirements  for  effectiveness  of this registration  statement under rule 485(b) under the 1933 Act and has duly caused this Post-Effective  Amendment No. 14 to its Registration Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Newtown Square, Commonwealth of Pennsylvania, on the 1st day of April 2004.

                           THE NOAH INVESTMENT GROUP, INC.

                           By  /s/William L. Van Alen, Jr.
                               -------------------------------------------------
                           Name:  WILLIAM L. VAN ALEN, JR.
                           Title:  President

Pursuant to the  requirements of the 1933 Act, this  Registration  Statement has been signed below by the  following  persons in the  capacities  and on the date indicated:

NAME                                          TITLE              DATE

/s/William L. Van Alen, Jr.                   Director           April 2, 2004
----------------------------------------
WILLIAM L. VAN ALEN, JR.                      President
                                              & Treasurer

/s/Forrest H. Anthony                         Director           April 2, 2004
----------------------------------------
FORREST H. ANTHONY

/s/Martin V. Miller                           Director           April 2, 2004
----------------------------------------
MARTIN V. MILLER

/s/Roger J. Knake                             Director           April 2, 2004
----------------------------------------
ROGER J. KNAKE

                                              Director           April 2, 2004
----------------------------------------
GEORGE R. JENSEN, JR.

The above  persons  signing as Directors are all of the members of the Company's
Board of Directors.

                                  EXHIBIT INDEX

       EXHIBITS                                         EXHIBIT NO.